As filed with the Securities and Exchange Commission on December
          5, 1995  File No. 33-12113, 811-5028



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      Form N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                      Post-Effective Amendment No. 26                 [X]
                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
                                 COMPANY ACT OF 1940                  [X]

                                Amendment No. 30                      [X]

                                     PIMCO Funds
                  (Exact Name of Registrant as Specified in Charter)

                             840 Newport Center Drive
                           Newport Beach, California  92660
                 (Address of Principal Executive Offices) (Zip Code)
                Registrant's Telephone Number, including Area Code:
                                    (714) 640-3031

          Robert W. Helm, Esq.        R. Wesley Burns
          Dechert Price & Rhoads      Pacific Investment Management Company
          1500 K Street, N.W.         840 Newport Center Drive
          Washington, D.C.  20005     Newport Beach, California  92660
                       (Name and Address of Agent for Service)



                It is proposed that this filing will become effective (check appropriate box):

               [ x  ]    immediately upon filing pursuant to paragraph (b)

               [    ]    on _________________ pursuant to paragraph (b)

               [    ]    60 days after filing pursuant to paragraph (a)

               [    ]    on (date) pursuant to paragraph (a) of Rule 485

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
          _________________________________________________________________

                                                       Proposed Maximum
                                                       Offering
          Title of                 Number              Price per
          Securities               of Shares           Share (within
          Being                    Being               15 days of
          Registered               Registered          filing)

          _________________________________________________________________

          Shares of                Indefinite(1)       N/A
          Beneficial
          Interest,
          Par Value
          $.0001

          Money Market Fund
           Institutional Class          N/A            N/A

          Money Market Fund
           Administrative Class         N/A            N/A

          Short-Term Fund
           Institutional Class           119,211       $ 9.90

          Low Duration Fund
           Institutional Class         1,629,579       $10.00

          Low Duration Fund
           Administrative Class         N/A            N/A

          Low Duration Fund II
           Institutional Class         1,280,949       $ 9.92

          High Yield Fund
           Institutional Class         6,239,847       $10.99

          High Yield Fund
           Administrative Class         N/A            N/A

          Total Return Fund
           Institutional Class       228,456,491       $10.55

          Total Return Fund
           Administrative Class         N/A            N/A

          Total Return Fund II
           Institutional Class          N/A            N/A

          Total Return Fund II
           Administrative Class         N/A            N/A

          Total Return Fund III
           Institutional Class           975,362       $ 9.43

          _________________________________________________________________

                                                       Proposed Maximum
                                                       Offering
          Title of                 Number              Price per
          Securities               of Shares           Share (within
          Being                    Being               15 days of
          Registered               Registered          filing)
          _________________________________________________________________

          Long-Term U.S. Government Fund
           Institutional Class           487,074       $11.06

          Foreign Fund
           Institutional Class        25,937,028       $10.28

          Global Fund
           Institutional Class         1,046,189       $10.32

          International Fund
           Institutional Class       228,867,230       $ 8.10

          StockPLUS Fund
           Institutional Class           975,716       $12.12

          Growth Stock Fund
           Institutional Class           643,142       $15.87

          VersaSTYLE Equity Fund
           Institutional Class             2,941       $12.00

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
          _________________________________________________________________

          Title of                 Proposed
          Securities               Maximum             Amount of
          Being                    Offering            Registration
          Registered               Price               Fee
          _________________________________________________________________

          Shares of                N/A                 N/A
          Beneficial
          Interest,
          Par Value
          $.0001

          Money Market Fund
           Institutional Class     N/A                 N/A

          Money Market Fund
           Administrative Class    N/A                 N/A

          Short-Term Fund
           Institutional Class     $1,180,188.90       $   406.96

          Low Duration Fund
           Institutional Class     $0(2)               $0

          Low Duration Fund
           Administrative Class    N/A                 N/A

          Low Duration Fund II
           Institutional Class     $ 12,707,014.08     $ 4,381.73

          High Yield Fund
           Institutional Class     $ 68,575,918.53     $23,646.87

          High Yield Fund
           Administrative Class    N/A                 N/A

          Total Return Fund
           Institutional Class     $2,410,215,980.05   $831,108.96

          Total Return Fund
           Administrative Class    N/A                 N/A

          Total Return Fund II
           Institutional Class     N/A                 N/A

          Total Return Fund II
          Administrative Class     N/A                 N/A

          Total Return Fund III
           Institutional Class     $7,680,103.19(3)    $2,648.31

          Long-Term U.S. Government Fund
           Institutional Class     $5,387,038.44       $1,857.60

          Foreign Fund
           Institutional Class     $0(4)               $0

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
          _________________________________________________________________

          Title of                 Proposed
          Securities               Maximum             Amount of
          Being                    Offering            Registration
          Registered               Price               Fee
          _________________________________________________________________

          Global Fund
           Institutional Class     $10,796,670.48      $3,722.99

          International Fund
           Institutional Class     $0(5)               $0

          StockPLUS Fund
           Institutional Class     $11,825,677.92      $4,077.82

          Growth Stock Fund
           Institutional Class     $0(6)               $0

          VersaSTYLE Equity Fund
           Institutional Class     $35,292.00          $12.17

          ___________

          1 Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. For the fiscal year ended March 31, 1994, Registrant filed the Notice required by Rule 24f-2 on May 31, 1995.

          2 Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. During its fiscal year ended March 31, 1995, Registrant's Low Duration Fund-Institutional Class redeemed 142,192,611 shares of beneficial interest. During its current fiscal year, the Low Duration Fund-Institutional Class used 140,563,032 shares it redeemed during its fiscal year ended March 31, 1995, for a reduction pursuant to Rule 24f-2(c). The Low Duration Fund-Institutional Class currently is registering 1,629,579 shares ($16,997,159 worth of securities), which is equal to the remaining shares redeemed during its fiscal year ended March 31, 1995. During its current fiscal year, the Low Duration Fund-Institutional Class filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24(e)-2(a).

          3 Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. During its fiscal year ended March 31, 1995, Registrant's Total Return Fund III-Institutional Class redeemed 4,487,645 shares of beneficial interest. During its current fiscal year, the Total Return Fund III-Institutional Class used 4,326,716 shares it redeemed during its fiscal year ended March 31, 1995 for a reduction pursuant to Rule 24f-2(c). The Total Return Fund III-Institutional Class currently is registering 975,362 shares, which is equal to the remaining 160,929 shares ($1,930,892 worth of securities), redeemed during its fiscal year ended March 31, 1995, plus 814,433 shares. During its current fiscal year, the Total Return Fund III-Institutional Class filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24(e)- 2(a).

          4 Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. During its fiscal year ended March 31, 1995, Registrant's Foreign Fund-Institutional Class redeemed 32,200,237 shares of beneficial interest. During its current fiscal year, the Foreign Fund-Institutional Class used 6,263,209 shares it redeemed during its fiscal year ended December 31, 1995, for a reduction pursuant to Rule 24f-2(c). The Foreign Fund-Institutional Class currently is registering 25,937,028 shares ($248,299,696 worth of securities), which is equal to the remaining shares redeemed during its fiscal year ended March 31, 1995. During its current fiscal year, the Foreign Fund-Institutional Class filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24(e)- 2(a).

          5 Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. During its fiscal year ended March 31, 1995, Registrant's International Fund-Institutional Class redeemed 234,125,241 shares of beneficial interest. During its current fiscal year, the International Fund-Institutional Class used 5,258,011 shares it redeemed during its fiscal year ended March 31, 1995, for a reduction pursuant to Rule 24f-2(c). The International Fund-Institutional Class currently is registering 228,867,230 shares ($2,176,505,622 worth of securities), which is equal to the remaining shares redeemed during its fiscal year ended March 31, 1995. During its current fiscal year, the International Fund-Institutional Class filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24(e)-2(a).

          6 Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. During its fiscal year ended March 31, 1995, Registrant's Growth Stock Fund-Institutional Class redeemed 712,654 shares of beneficial interest. During its current fiscal year, the Growth Stock Fund-Institutional Class used 69,512 shares it redeemed during its fiscal year ended March 31, 1995, for a reduction pursuant to Rule 24f-2(c). The Growth Stock Fund-Institutional Class currently is registering 643,142 shares ($8,907,339 worth of securities), which is equal to the remaining shares redeemed during its fiscal year ended March 31, 1995. During its current fiscal year, the Growth Stock Fund-Institutional Class filed no other post-effective amendments for the purpose of the reduction pursuant to Rule 24(e)-2(a).

                                CONTENTS OF AMENDMENT


               This Post-Effective Amendment No. 26 to the Registration Statement of PIMCO Funds is comprised of the following papers and documents:

               1. The facing sheet to register a definite number of shares of beneficial interest, par value $.0001 per share, of the Institutional Class of Registrant's Low Duration Fund, Low Duration Fund II, Total Return Fund, Short-Term Fund, Long-Term U.S. Government Fund, High Yield Fund, StocksPLUS Fund, Global Fund, VersaSYTLE Equity Fund, Total Return Fund III, Foreign Fund, International Fund and Growth Stock Fund, each a series of shares of beneficial interest of PIMCO Funds;

               2.        Signature pages; and

               3. Exhibit 10, the opinion and consent of Dechert Price & Rhoads, counsel to the Registrant, as to the legality of the shares being registered.

               With the exception of the items listed above, this Post-Effective Amendment No. 26 under the Securities Act of 1933 incorporates by reference all materials filed as part of Post-Effective Amendment No. 25 to Form N-1A for PIMCO Funds, File No. 33-12113.

               The sole purpose of this Post-Effective Amendment No. 26 is to register a definite number of additional shares of beneficial interest to PIMCO Funds, pursuant to Section 24(e) of the Investment Company Act of 1940. This amendment is being filed pursuant to SEC News Release 95-241, to reduce the unsold amount of the offering registered by Post-Effective Amendment No. 25, filed on November 16, 1995, so that the fee paid will be equal to 1/29th of one percent of the reduced total offering amount registered.

                              PART C.  OTHER INFORMATION



          Item 24.       Financial Statements and Exhibits

               (b)       Exhibits

                         (10) Opinion and consent of Dechert Price &
                              Rhoads.

                                      SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 5th day of December, 1995.

                                      PIMCO FUNDS
                                     (Registrant)

                      By: _____________________________________
                                 R. Wesley Burns*++++
                                              President

                            *By:  /s/Robert W. Helm

                                Robert W. Helm, as attorney-in-fact

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

          Signature                           Title         Date

          ___________________________         Trustee       December 5, 1995
          Guilford C. Babcock*+

          ____________________________        Trustee       December 5, 1995
          Thomas P. Kemp*+

          ____________________________        Trustee       December 5, 1995
          Brent R. Harris*+++

          ____________________________        Trustee       December 5, 1995
          William J. Popejoy* +++++

          ____________________________        Trustee       December 5, 1995
          Vern O. Curtis*++++++

          ____________________________        President     December 5, 1995
          R. Wesley Burns*++++                (Principal
                                              Executive
                                              Officer)

          ____________________________        Treasurer     December 5, 1995
          John P. Hardaway++*                 (Principal
                                              Financial
                                              and Accounting
                                              Officer)

          *By: /s/Robert W. Helm
               Robert W. Helm,
               as attorney-in-fact

          ___________________
          + Pursuant to power of attorney filed with Post-Effective Amendment No. 1 to Registration Statement No. 33-12113 on November 6, 1987.
          ++ Pursuant to power of attorney filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-12113 on May 31, 1991.
          +++ Pursuant to power of attorney filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-12113 on April 28, 1992.
          ++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to Registration Statement No. 33-12113 on June 1, 1995.
          +++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 22 to Registration Statement No. 33-12113 on November 30, 1994.
          ++++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-12113 on June 1, 1995.

                                        Exhibit 10